Long-term and short-term loans issued - Changes in the ECL allowances (Details) - Loans issued - Loss allowance / Impairment ₽ in Millions	12 Months Ended
Dec. 31, 2018 RUB (₽)
Changes in the ECL allowances
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	₽ (499)
Amounts written off	75
ECL allowance under IFRS 9 as end of the year	(853)
Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance under IFRS 9 as of beginning of the year	(429)
12 month ECL | Collective
Changes in the ECL allowances
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(146)
Transfers between stages	105
ECL allowance under IFRS 9 as end of the year	(216)
12 month ECL | Collective | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance under IFRS 9 as of beginning of the year	(175)
Lifetime ECL | Financial instruments not credit-impaired | Collective
Changes in the ECL allowances
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(44)
Transfers between stages	(16)
ECL allowance under IFRS 9 as end of the year	(120)
Lifetime ECL | Financial instruments not credit-impaired | Collective | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance under IFRS 9 as of beginning of the year	(60)
Lifetime ECL | Financial instruments credit-impaired
Changes in the ECL allowances
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(309)
Transfers between stages	(89)
Amounts written off	75
ECL allowance under IFRS 9 as end of the year	(517)
Lifetime ECL | Financial instruments credit-impaired | Opening balance after application of IFRS 9
Changes in the ECL allowances
ECL allowance under IFRS 9 as of beginning of the year	₽ (194)